UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:   05/31/12

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

May 31, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2012

The Fund's performance figures* for the period ending May 31, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Multi-Asset Balanced Fund - Class A with sales charge	(3.90)%	(7.62)%	6.90%
Multi-Asset Balanced Fund - Class A without sales charge	1.95%	(1.99)%	8.77%
Multi-Asset Balanced Fund - Class C	1.55%	(2.72)%	7.99%
Multi-Asset Balanced Fund - Class T with sales charge	(1.78)%	(5.68)%	1.42%
Multi-Asset Balanced Fund - Class T without sales charge	1.79%	(2.24)%	2.91%
S&P 500 Total Return Index (2)	6.23%	(0.41)%	13.97%
Barclay Hedge Fund Index (2)	1.22%	(5.90)%	8.43%
Barclay Hedge Fund of Funds Index (2)	0.82%	(5.65)%	2.83%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Exchange Traded Funds - Debt Funds	42.0%
Exchange Traded Funds - Equity Funds	15.0%
Commercial Paper	15.0%
Money Market Fund	23.5%
Other Assets Less Liabilities	4.5%
Total	100.0%

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2012

The Fund's performance figures* for the period ending May 31, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Multi-Asset Growth Fund - Class A with sales charge	(7.02)%	(17.70)%	5.40%
Multi-Asset Growth Fund - Class A without sales charge	(1.34)%	(12.70)%	7.24%
Multi-Asset Growth Fund - Class C	(1.78)%	(13.30)%	6.39%
Multi-Asset Growth Fund - Class T with sales charge	(4.87)%	(15.91)%	(1.16)%
Multi-Asset Growth Fund - Class T without sales charge	(1.43)%	(12.84)%	0.30%
S&P 500 Total Return Index (2)	6.23%	(0.41)%	13.97%
Barclay Hedge Fund Index (2)	1.22%	(5.90)%	8.43%
Barclay Hedge Fund of Funds Index (2)	0.82%	(5.65)%	2.83%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Exchange Traded Funds - Equity Funds	39.4%
Money Market Fund	21.8%
Exchange Traded Funds - Debt Funds	18.7%
Commercial Paper	11.1%
Other Assets Less Liabilities	9.0%
Total	100.0%

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2012

The Fund's performance figures* for the period ending May 31, 2012, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Alternative Strategies Fund - Class A with sales charge	(6.52)%	(15.03)%	(1.27)%
Alternative Strategies Fund - Class A without sales charge	(0.78)%	(9.83)%	1.18%
Alternative Strategies Fund - Class C	(1.18)%	(10.53)%	0.36%
Alternative Strategies Fund - Class T with sales charge	(4.44)%	(13.21)%	(0.60)%
Alternative Strategies Fund - Class T without sales charge	(0.98)%	(10.04)%	0.87%
S&P 500 Total Return Index (2)	6.23%	(0.41)%	13.97%
Barclay Hedge Fund Index (2)	1.22%	(5.90)%	2.67%
Barclay Hedge Fund of Funds Index (2)	0.82%	(5.65)%	(0.09)%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date for Class A, C, T and the indexes is December 30, 2009.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	33.8%
Exchange Traded Funds - Debt Funds	25.4%
Exchange Traded Funds - Equity Funds	12.3%
Commercial Paper	19.4%
Bonds & Notes	0.8%
Other Assets Less Liabilities	8.3%
Total	100.0%

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 57.0%
	DEBT FUNDS - 42.0%
22,500	Guggenheim Enhanced Short Duration Bond ETF		$ 1,123,875
167,400	iShares Barclays Intermediate Credit Bond Fund		18,263,340
149,088	iShares Barclays 3-7 Year Treasury Bond Fund		18,390,005
182,664	PIMCO Enhanced Short Maturity Strategy Fund		18,460,024
			56,237,244
	EQUITY FUNDS - 15.0%
38,903	iShares Cohen & Steers Realty Majors Index Fund		2,924,728
47,591	iShares Dow Jones US Real Estate Index Fund		2,913,521
69,478	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		2,091,010
35,617	PowerShares FTSE RAFI Emerging Markets Portfolio		694,175
57,821	PowerShares FTSE RAFI US 1000 Portfolio		3,238,554
17,305	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		1,076,371
24,645	SPDR S&P 500 ETF Trust		3,240,571
55,501	WisdomTree DEFA Fund		2,160,099
14,067	WisdomTree Emerging Markets Equity Income Fund		724,028
21,095	WisdomTree SmallCap Earnings Fund		1,076,267
			20,139,324

	TOTAL EXCHANGE TRADED FUNDS (Cost - $75,386,252)		76,376,568

	SHORT-TERM INVESTMENTS - 38.4%
	COMMERCIAL PAPER - 15.0%
1,000,000	Alcoa Inc., 7/31/2012		998,633
1,000,000	ANGLES CP, 7/31/2012		999,200
1,000,000	Cafco, LLC, 7/31/2012		999,167
1,000,000	Charta, 7/31/2012		999,167
1,000,000	Ciesco, LLC, 7/31/2012		999,167
2,000,000	CITIFI CP, 7/31/2012		1,998,267
1,000,000	CRC Funding LLC, 7/31/2012		999,167
100,000	CTP CP, 6/06/2012		99,995
2,000,000	ENICOO CP, 7/31/12		1,998,133
1,000,000	INTFND CP, 7/31/2012		998,633
1,000,000	MCFUND CP, 7/31/2012		999,333
4,000,000	PBFPP, 7/31/2012		3,994,867
1,000,000	Safeway Inc., 7/31/2012		998,533
1,000,000	SUMIAM CP, 7/31/12		999,450
2,000,000	VERSAI CP, 7/31/12		1,998,233
	TOTAL COMMERCIAL PAPER (Cost - $20,079,945)		20,079,945

	MONEY MARKET FUND - 23.4%
31,432,567	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0014% * (a)		31,432,567
	(Cost - $31,432,567)

	TOTAL SHORT TERM INVESTMENTS (Cost - $51,512,512)		51,512,512

	TOTAL INVESTMENTS - 95.4% (Cost - 126,898,764) (b)		$ 127,889,080
	OTHER ASSETS LESS LIABILITIES - 4.6%		6,162,716
	NET ASSETS - 100.0%		$ 134,051,796

See accompanying notes to financial statements.
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012 (Continued)

(a) All or portion of the security is held as collateral for futures cotracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,379,271
	Unrealized depreciation		(388,955)
	Net unrealized appreciation		$ 990,316
* Money market fund; interest rate reflects seven day effective yield on May 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURES CONTRACTS 0.4%
	Commodity Futures - (0.1)%
15	Soybean Future, July 2012	$ 1,005,000	$ (78,750)
23	Soybean Meal Future, July 2012	907,350	(4,370)
22	Wheat Future, July 2012	708,125	(56,100)
		2,620,475	(139,220)
	Currency Futures - 0.0%
11	British Pound Future, June 2012	1,059,506	(44,344)

	Equity Futures - (0.3%)
4	Dax Index Future, June 2012	771,390	(82,901)
39	MSCI Iaiwan Index Future, June 2012	1,007,370	26,520
38	Nasdaq 100 E-Mini Future, June 2012	1,918,240	(62,523)
17	Nikkei 225 Index Future, June 2012	925,115	(113,555)
15	Russell Mini Future, June 2012	1,141,650	(51,817)
40	S&P E-Mini Future, June 2012	2,618,500	(83,625)
		8,382,265	(367,901)
	Fixed Income Futures - 0.8%
77	Canadian 10 Year Bond Future, September 2012	10,279,577	100,386
75	Euro BOBL Future, June 2012	11,772,075	261,264
47	Euro-Bund Future, June 2012	8,485,897	397,317
33	Long Gilt Future, September 2012	6,128,100	115,855
94	US 10 Year Future, September 2012	12,590,172	129,984
41	US Long Bond Future, September 2012	6,138,479	114,992
		55,394,300	1,119,798

	TOTAL LONG FUTURE CONTRACTS	$ 67,456,546	$ 568,333

See accompanying notes to financial statements.
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF FUTURES (Unaudited)
May 31, 2012 (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	SHORT FUTURES CONTRACTS
	Commodity Futures - 2.3%
28	Cocoa Future, July 2012	$ 583,240	$ 8,490
12	Coffee Future, July 2012	722,925	107,213
13	Copper Future, July 2012	1,093,788	102,538
32	Corn Future, July 2012	888,400	118,000
23	Cotton Future, July 2012	882,825	206,643
12	Crude Oil Future, July 2012	1,038,360	71,160
10	Gasoline RBOB, July 2012	1,143,534	27,779
10	Gold Future, August 2012	1,564,200	3,600
12	Heating Oil Futures, July 2012	1,362,413	72,792
35	Lean Hogs Future, July 2012	1,274,000	(59,061)
32	Live Cattle Future, August 2012	1,521,920	9,763
29	LME Aluminum Future, July 2012	1,431,513	78,013
24	LME Zinc Future, July 2012	1,120,650	108,794
24	Natural Gas Future, July 2012	581,280	66,369
5	Silver Future, July 2012	693,925	63,075
44	Soybean Oil Future, July 2012	1,298,880	53,368
39	World Sugar #11 Future, July 2012	848,266	163,083
		18,050,119	1,201,619
	Currency Futures - (0.0%)
8	Australian Dollar Future, June 2012	778,160	9,520
9	Canadian Dollar Future, June 2012	870,930	(1,980)
5	Japanese Yen Future, June 2012	797,938	(38,238)
9	New Zealand Dollar Future, June 2012	677,430	23,850
		3,124,458	(6,848)
	Equity Futures - 0.1%
45	DJIA Index Future Mini, June 2012	2,786,175	9,593
16	Emerging Market Future, June 2012	726,000	(1,941)
6	Euro Fx Future, June 2012	927,750	50,625
14	FTSE 100 Index, June 2012	1,140,052	(3,113)
10	Hang Seng Index Future, June 2012	1,193,913	(14,239)
9	S&P/TSX 60 IX Future, June 2012	1,139,623	(8,918)
9	SPI 200 Future, June 2012	888,749	(8,945)
8	Swiss Franc Future, June 2012	1,030,000	52,600
		9,832,262	75,662

	TOTAL SHORT FUTURE CONTRACTS	$ 31,006,839	$ 1,270,433

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 58.1%
	DEBT FUNDS - 18.7%
13,500	Guggenheim Enhanced Short Duration Bond ETF		$ 674,325
109,795	PIMCO Enhanced Short Maturity Strategy Fund		11,095,883
			11,770,208
	EQUITY FUNDS - 39.4%
48,864	iShares Cohen & Steers Realty Majors Index Fund		3,673,595
59,778	iShares Dow Jones US Real Estate Index Fund		3,659,609
82,779	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		2,491,317
42,363	PowerShares FTSE RAFI Emerging Markets Portfolio		825,655
71,116	PowerShares FTSE RAFI US 1000 Portfolio		3,983,207
21,049	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		1,309,248
30,727	SPDR S&P 500 ETF Trust		4,040,293
66,984	WisdomTree DEFA Fund		2,607,017
17,110	WisdomTree Emerging Markets Equity Income Fund		880,652
25,431	WisdomTree SmallCap Earnings Fund		1,297,490
			24,768,083

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,403,924)		36,538,291

	SHORT-TERM INVESTMENTS - 32.9%
	COMMERCIAL PAPER - 11.1%
1,000,000	Alcoa Inc., 7/31/2012		998,667
1,000,000	CITIFI CP, 7/31/2012		999,133
2,000,000	ENIFIN CO, 7/31/2012		1,998,167
1,000,000	INTFND CP, 7/31/2012		998,633
1,000,000	PBFPP, 7/31/2012		998,800
1,000,000	Safeway Inc., 7/31/2012		998,583
	TOTAL COMMERCIAL PAPER (Cost - $6,991,983)		6,991,983

	MONEY MARKET FUND - 21.8%
13,722,000	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0014% * (a)		13,722,000
	(Cost - $13,722,000)

	TOTAL SHORT TERM INVESTMENTS (Cost - $20,713,983)		20,713,983

	TOTAL INVESTMENTS - 91.0% (Cost - $57,117,907) (b)		$ 57,252,274
	OTHER ASSETS LESS LIABILITIES - 9.0%		5,625,126
	NET ASSETS - 100.0%		$ 62,877,400

(a) All or portion of the securtity is held as collateral for open futures contracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 551,108
	Unrealized depreciation		(416,741)
	Net unrealized appreciation		$ 134,367
* Money market fund; interest rate reflects seven day effective yield on May 31, 2012

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF FUTURES (Unaudited)
May 31, 2012 (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.7)%
	Commodity Futures - (0.2)%
19	Soybean Future, July 2012	$ 1,273,000	$ (99,750)
24	Soybean Meal, July 2012	946,800	(4,560)
24	Wheat Future, July 2012	772,500	(61,200)
		2,992,300	(165,510)
	Currency Futures - (0.1)%
13	British Pound Future, June 2012	1,252,114	(52,406)

	Equity Futures - (0.8)%
6	Dax Index Futures, June 2012	1,157,085	(124,351)
51	MSCI Iaiwan Index Future, June 2012	1,317,330	34,680
43	Nasdaq 100 E-Mini Future, June 2012	2,170,640	(71,143)
21	Nikkei 225 Index Future, June 2012	1,142,789	(141,067)
21	Russell Mini Future, June 2012	1,598,310	(72,544)
53	S&P E-Mini Future, June 2012	3,469,513	(103,638)
		10,855,667	(478,063)
	Fixed Income Futures - 0.4%
26	Canadian 10 Year Bond Future, September 2012	3,471,026	33,897
11	Euro-Bund Future, June 2012	1,986,061	100,779
10	Long Gilt Future, September 2012	1,857,000	35,107
22	US 10 Year Future, September 2012	2,946,636	30,422
10	US Long Bond Future, September 2012	1,497,190	28,047
		11,757,913	228,252

	TOTAL LONG FUTURE CONTRACTS	26,857,994	(467,727)

	SHORT FUTURE CONTRACTS - 2.4%
	Commodity Futures - 2.3%
35	Cocoa Future, July 2012	729,050	8,400
14	Coffee Future, July 2012	843,413	129,675
15	Copper Future, July 2012	1,262,063	118,313
39	Corn Future, July 2012	1,082,738	143,813
27	Cotton Future, 2012	965,925	242,581
13	Crude Oil Future, July 2012	1,124,890	77,090
11	Gasoline RBOB, July 2012	1,257,887	30,557
12	Gold Future, August 2012	1,257,887	4,320
14	Heating Oil Futures, July 2012	1,877,040	84,923
43	Lean Hogs Future, July 2012	1,589,482	(72,561)
40	Live Cattle Future, August 2012	1,565,200	12,204
35	LME Aluminum Future, July 2012	1,902,400	94,063
30	LME Zinc Future, July 2012	1,727,688	140,681
29	Natural Gas Future, July 2012	1,400,813	80,196
7	Silver Future, July 2012	702,380	77,280
53	Soybean Oil Future, July 2012	1,564,561	64,284
8	Swiss Franc Future, June 2012	1,030,000	54,700
47	World Sugar #11 Future, July 2012	1,022,269	197,109
		22,905,686	1,487,628
See accompanying notes to financial statements.
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF FUTURES (Unaudited)
May 31, 2012 (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Currency Futures - 0.0%
9	Australian Dollar Future, June 2012	$ 875,430	$ 10,710
14	Canadian Dollar Future, June 2012	1,354,780	(3,080)
6	Japanese Yen Future, June 2012	957,525	(51,938)
12	New Zealand Dollar Future, June 2012	903,240	31,800
		4,090,975	(12,508)
	Equity Futures - 0.1%
53	DJIA Index Future Mini Future, June 2012	3,281,495	11,298
19	Emerging Market Future, June 2012	862,125	(2,305)
8	Euro Fx Future, June 2012	1,237,000	62,363
16	FTSE 100 Index Future, June 2012	1,302,917	(3,558)
11	Hang Seng Index Future, June 2012	1,313,304	(15,663)
11	SPI 200 Future, June 2012	1,086,249	(10,933)
10	S&P/TSX 60 IX Future, June 2012	1,266,250	(9,909)
		10,349,340	31,293

	TOTAL SHORT FUTURE CONTRACTS	37,346,001	1,506,413

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 37.6%
	DEBT FUNDS - 25.3%
69,000	Guggenheim Enhanced Short Duration Bond ETF		$ 3,446,550
562,213	PIMCO Enhanced Short Maturity Strategy Fund		56,817,246
			60,263,796
	EQUITY FUNDS - 12.3%
194,785	iShares Cohen & Steers Realty Majors Index Fund		14,643,936
237,897	iShares Dow Jones US Real Estate Index Fund		14,564,054
			29,207,990

	TOTAL EXCHANGE TRADED FUNDS (Cost - $88,881,930)		89,471,786

	BONDS & NOTES - 0.8%
	BANKS - 0.8%
2,000,000	Industrial & Commercial Bank of China Ltd. NY, 0.77%, 6/25/12		2,000,239

	TOTAL BONDS & NOTES (Cost - $2,000,239)		2,000,239

	SHORT-TERM INVESTMENTS - 53.0%
	COMMERCIAL PAPER - 19.3%
1,000,000	Alcoa Inc., 7/31/2012		998,650
3,000,000	ANGLES CP, 7/31/2012		2,997,600
2,000,000	Barton Capital LLC, 7/31/2012		1,998,667
4,000,000	Bennington Stark Cap, 6/04/2012		3,999,800
1,000,000	Carnival Corp., 7/18/2012		999,191
3,000,000	Charta, 7/31/2012		2,997,550
1,000,000	CHESHM CP, 7/31/2012		999,583
1,000,000	Ciesco, LLC, 7/31/2012		999,167
1,000,000	CITIFI CP, 7/31/2012		999,133
3,000,000	CRC Funding LLC, 7/31/2012		2,997,500
99,000	CTP CP, 6/06/2012		98,995
5,000,000	Dexia Delaware LLC, 7/31/2012		4,993,833
1,000,000	ENIFIN CP, 7/31/2012		999,083
2,000,000	Govco LLC, 7/31/2012		1,998,333
5,000,000	INTFND CP, 7/31/2012		4,993,167
1,000,000	MCFUND CP, 7/31/2012		999,333
5,000,000	PBFPP, 7/31/2012		4,993,583
1,000,000	Safeway Inc., 6/04/2012		999,928
5,000,000	Safeway Inc., 7/31/2012		4,992,667
1,000,000	SU CP, 7/31/2012		999,317
	TOTAL COMMERCIAL PAPER (Cost - $46,055,080)		46,055,080

	MONEY MARKET FUND - 33.7%
80,181,496	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0014% * (a)		80,181,496
	(Cost - $80,181,496)

	TOTAL SHORT TERM INVESTMENTS (Cost - $126,236,576)		126,236,576
See accompanying notes to financial statements.
COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2012 (Continued)

Shares			Value
	TOTAL INVESTMENTS - 91.4% (Cost - 217,118,745) (b)		$ 217,708,601
	OTHER ASSETS LESS LIABILITIES - 8.6%		20,504,540
	NET ASSETS - 100.0%		$ 238,213,141

(a) All or portion of the security is held as collateral for open futures contracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 589,856
	Unrealized depreciation		-
	Net unrealized appreciation		$ 589,856

* Money market fund; interest rate reflects seven day effective yield on May 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURE CONTRACTS - (0.7) %
	Commodity Futures - (0.3)%
75	Soybean Future, July 2012	5,025,000	(393,750)
108	Soybean Meal Future, July 2012	4,260,600	(20,520)
110	Wheat Future, July 2012	3,540,625	(280,500)
		12,826,225	(694,770)
	Currency Futures - (0.1)%
55	British Pound Future, June 2012	5,297,531	(221,719)

	Equity Futures - (0.8)%
24	Dax Index Future, June 2012	4,628,340	(497,404)
208	MSCI Taiwan Index Future, June 2012	5,372,640	141,440
168	Nasdaq 100 E-Mini Future, June 2012	8,480,640	(278,522)
90	Nikkei 225 Index Future, June 2012	4,897,665	(601,792)
81	Russell Mini Future, June 2012	6,164,910	(279,813)
212	S&P E-Mini Future, June 2012	13,878,050	(415,350)
		43,422,245	(1,931,441)
	Fixed Income Futures - 0.5%
248	US Ultra Bond Future, September 2012	41,912,000	1,197,375

	TOTAL LONG FUTURE CONTRACTS	$ 103,458,001	$ (1,650,555)

See accompanying notes to financial statements.
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLODATED SCHEDULE OF FUTURES (Unaudited)
May 31, 2012 (Continued)
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	SHORT FUTURE CONTRACTS - 2.0%
	Commodity Futures - 1.9%
106	Cocoa Future, July 2012	$ 2,207,980	$ 25,440
44	Coffee Future, July 2012	2,650,725	401,100
46	Copper Future, July 2012	3,870,325	362,825
120	Corn Future, July 2012	331,500	442,500
86	Cotton Future, July 2012	3,076,650	767,568
43	Crude Oil Future, July 2012	3,720,790	254,990
39	Gasoline RBOB, July 2012	4,459,783	108,340
39	Gold Future, August 2012	6,100,380	14,040
46	Heating Oil Futures, July 2012	5,222,582	279,034
136	Lean Hogs Future, July 2012	4,950,400	(229,494)
124	Live Cattle Future, August 2012	5,897,440	37,833
110	LME Aluminum Future, July 2012	5,429,875	298,775
95	LME Zinc Future, July 2012	4,435,906	455,719
91	Natural Gas Future, July 2012	2,204,020	251,648
20	Silver Future, July 2012	2,775,700	251,650
167	Soybean Oil Future, July 2012	4,929,840	202,554
153	World Sugar #11 Future, July 2012	3,327,811	639,934
		65,591,707	4,564,456
	Currency Futures - 0.1%
40	Australian Dollar Future, June 2012	3,890,800	47,600
46	Canadian Dollar Future, June 2012	4,451,420	(10,120)
30	Euro Fx Future, June 2012	4,638,750	261,450
26	Japanese Yen Future, June 2012	4,149,275	(225,063)
44	New Zealand Dollar Future, June 2012	3,311,880	116,600
31	Swiss Franc Future, June 2012	3,991,250	218,350
		24,433,375	408,817
	Equity Futures - 0.0%
224	DJIA Index Future Mini, June 2012	13,868,960	47,750
81	Emerging Market Future, June 2012	3,675,375	(9,828)
67	FTSE 100 Index Future, June 2012	5,455,965	(14,899)
45	Hang Seng Index Future, June 2012	5,372,606	(64,077)
44	S&P/TSX 60 IX Future, June 2012	5,571,491	(43,599)
47	SPI 200 Future, June 2012	4,641,244	(46,712)
		38,585,641	(131,365)

	TOTAL SHORT FUTURE CONTRACTS	$ 128,610,723	$ 4,841,908

See accompanying notes to financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

	Compass EMP	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
Assets:
Investments, at cost	$ 126,898,764	$ 57,117,907	$ 217,118,745
Investments in securities, at value	$ 127,889,080	$ 57,252,274	$ 217,708,601
Cash	2,947,982	3,975,451	13,879,393
Due from Broker	2,419,208	2,333,557	8,444,131
Receivables:
Capital shares sold	294,385	205,951	1,296,689
Futures variation margin	916,190	-	-
Dividends	15,637	9,333	47,789
Interest	5,165	2,296	14,328
Prepaid expenses	26,135	27,265	34,840
Total Assets	134,513,782	63,806,127	241,425,771

Liabilities:
Payables:
Capital shares redeemed	237,946	109,647	463,128
Distribution fees	130,030	47,860	230,942
Due to Manager	56,656	38,054	161,703
Due to Administrators	27,667	14,060	49,238
Futures variation margin	-	612,059	2,292,239
Other liabilities and accrued expenses	9,687	10,742	15,380
Total Liabilities	461,986	832,422	3,212,630

Net Assets	$ 134,051,796	$ 62,973,705	$ 238,213,141

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$ 130,336,513	$ 64,729,365	$ 248,515,100
Undistributed net investment loss	(59,851)	(128,054)	(875,450)
Accumulated net realized gain (loss) on investments	946,052	(2,800,659)	(13,207,718)
Net unrealized appreciation on investments	990,316	134,367	589,856
Net unrealized appreciation on futures contracts	1,838,766	1,038,686	3,191,353
Net Assets	$ 134,051,796	$ 62,973,705	$ 238,213,141

Net Asset Value Per Share
Class A
Net Assets	$ 91,925,517	$ 50,849,841	$ 202,823,952
Shares of beneficial interest outstanding	7,456,942	4,311,995	19,920,864
Net asset value per share (a)	$ 12.33	$ 11.79	$ 10.18
Maximum Offering price per share (a)	$ 13.08	$ 12.51	$ 10.80
Minimum Redemption price per share (b)	$ 12.45	$ 11.91	$ 10.28

Class C
Net Assets	$ 27,094,300	$ 8,088,775	$ 31,384,548
Shares of beneficial interest outstanding	2,230,161	698,931	3,128,557
Net asset value and offering price per share (a)	$ 12.15	$ 11.57	$ 10.03
Minimum Redemption price per share (b)	$ 12.27	$ 11.69	$ 10.13

Class T
Net Assets	$ 15,031,979	$ 4,035,089	$ 4,004,641
Shares of beneficial interest outstanding	1,226,374	344,724	395,620
Net asset value per share (a)	$ 12.26	$ 11.71	$ 10.12
Maximum Offering price per share (a)	$ 12.70	$ 12.13	$ 10.49
Minimum Redemption price per share (b)	$ 12.38	$ 11.82	$ 10.22

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS
May 31, 2012 (Unaudited)

	Compass EMP	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
Investment Income:
Interest income	$ 56,396	$ 43,026	$ 209,397
Dividend income	691,189	339,340	642,933
Total Investment Income	747,585	382,366	852,330

Operating Expenses:
Management fees	313,104	273,556	939,504
Class A Shares	107,827	70,454	252,301
Class C Shares	122,383	40,748	146,611
Class T Shares	36,259	9,690	9,282
Administrators and related party fees	150,088	98,266	222,883
Networking Fees	16,845	11,041	37,997
Professional fees	14,029	14,030	14,030
Custodian fees	13,177	8,038	12,426
Registration fees	12,640	12,260	18,443
Printing and postage expense	4,502	4,502	4,502
Compliance officer fees	4,013	4,887	4,013
Trustees' fees	2,062	2,063	2,937
Insurance expense	596	595	595
Miscellaneous expenses	24,472	7,245	122,545
Total Operating Expenses	821,997	557,375	1,788,069
Less: Fees waived and expenses reimbursed	-	(26,297)	-
Net Operating Expenses	821,997	531,078	1,788,069

Net Investment Loss	(74,412)	(148,712)	(935,739)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and foreign currency
transactions	(916,321)	(5,428)	(224,526)
Net realized loss on futures contracts	(261,988)	(1,904,306)	(6,728,386)
Net change in unrealized appreciation (depreciation)
from investments and foreign currency transactions	773,924	(213,099)	1,455,806
Net change in unrealized appreciation
from futures contracts	2,501,483	1,440,875	3,979,145
Net Realized and Unrealized Gain (Loss) on Investments:	2,097,098	(681,958)	(1,517,961)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 2,022,686	$ (830,670)	$ (2,453,700)

See accompanying notes to financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the Six Months	For the	For the Six Months	For the	For the Six Months	For the
	Ended May 31, 2012	Year Ended	Ended May 31, 2012	Year Ended	Ended May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011	(Unaudited)	November 30, 2011	(Unaudited)	November 30, 2011

Operations:
Net investment income (loss)	$ (74,412)	$ 407,407	$ (148,712)	$ 77,685	$ (935,739)	$ (188,938)
Net realized gain (loss) on investments, foreign currency	(1,178,309)	2,091,991	(1,909,734)	(1,696,403)	(6,952,912)	(9,563,342)
transactions & future contracts
Net change in unrealized appreciation (depreciation) on
investments, foreign currency transactions & future	3,275,407	(2,870,085)	1,227,776	(1,175,550)	5,434,951	1,430,289
contracts
Net increase (decrease) in net assets
resulting from operations	2,022,686	(370,687)	(830,670)	(2,794,268)	(2,453,700)	(8,321,991)

Distributions to Shareholders:
Net Realized Gains:
Class A	-	(1,530,938)	-	(989,147)	-	(382,557)
Class C	-	(484,444)	-	(260,397)	-	(7,263)
Class T	-	(359,936)	-	(64,641)	-	(1,179)
Net Investment Income:
Class A	(419,454)	(271,387)	-	(128,098)	-	-
Class C	(117,428)	(66,773)	-	(11,347)	-	-
Class T	(74,029)	(59,385)	-	(8,551)	-	-
Total Dividends and Distributions
to Shareholders	(610,911)	(2,772,863)	-	(1,462,181)	-	(390,999)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	25,910,554	53,093,520	13,865,107	50,706,760	61,051,294	204,487,817
Class C	8,238,213	14,842,280	1,173,719	4,993,973	2,971,195	24,372,439
Class T	3,031,643	7,988,057	1,828,873	3,013,022	9,848,704	3,270,392
Reinvestment of dividends and distributions
Class A	394,977	1,662,274	-	1,075,016	-	363,155
Class C	110,750	474,308	-	235,832	-	6,931
Class T	71,948	406,409	-	73,163	-	1,179
Cost of share redeemed
Class A	(11,264,086)	(12,391,010)	(16,616,013)	(9,866,457)	(43,675,223)	(14,504,577)
Class C	(2,846,245)	(3,933,953)	(655,500)	(1,358,155)	(2,201,560)	(740,881)
Class T	(1,746,361)	(2,406,322)	(954,243)	(303,478)	(1,814,401)	(134,956)
Redemption Fees	626	8	41	3	1,843	12
Net increase (decrease) in net assets from
share transactions of beneficial interest	21,902,019	59,735,571	(1,358,016)	48,569,679	26,181,852	217,121,511

Total Increase (Decrease) in Net Assets	23,313,794	56,592,013	(2,188,686)	44,313,227	23,728,152	208,408,509

Net Assets
Beginning of period	110,738,002	54,145,989	65,162,391	20,849,164	214,484,989	6,076,480
End of period*	$ 134,051,796	$ 110,738,002	$ 62,973,705	$ 65,162,391	$ 238,213,141	$ 214,484,989
* Includes undistributed net investment
income (loss)	$ (59,851)	$ 14,561	$ (128,054)	$ 20,658	$ (875,450)	$ 60,289

See accompanying notes to financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the Six Months	For the	For the Six Months	For the Year	For the Six Months	For the
	Ended May 31, 2012	Year Ended	Ended May 31, 2012	Ended	Ended May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011	(Unaudited)	November 30, 2011	(Unaudited)	November 30, 2011

SHARE ACTIVITY
Class A:
Shares Sold	2,100,152	4,281,735	1,142,270	3,986,675	5,850,357	19,123,639
Shares Reinvested	32,535	134,498	-	84,024	-	33,594
Shares Redeemed	(903,471)	(997,237)	(1,366,328)	(781,885)	(4,231,241)	(1,390,495)
Net increase (decrease) in shares of beneficial
interest outstanding	1,229,217	3,418,996	(224,058)	3,288,814	1,619,116	17,766,738

Class C:
Shares Sold	331,262	1,207,659	92,789	397,250	280,428	2,303,866
Shares Reinvested	5,951	38,534	-	18,571	-	644
Shares Redeemed	(118,170)	(321,074)	(80,426)	(108,929)	(211,828)	(70,648)
Net increase in shares of beneficial
interest outstanding	219,043	925,119	12,362	306,892	68,600	2,233,862

Class T:
Shares Sold	590,384	646,333	154,394	242,196	973,315	307,104
Shares Reinvested	9,221	32,936	-	5,741	-	109
Shares Redeemed	(258,036)	(194,030)	(80,426)	(24,202)	(179,808)	(12,672)
Net increase in shares of beneficial
interest outstanding	341,570	485,239	73,967	223,735	793,507	294,541

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the Six Month
	Period Ended		For the		For the Five Month		For the		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 12.18		$ 12.64		$ 11.86		$ 10.93		$ 10.00
Activity from investment operations:
Net investment income	0.00		0.12		0.02		0.15		0.08
Net realized and unrealized gain (loss)	0.22		0.07	(3)	0.78		0.93		0.92
Total from investment operations	0.22		0.19		0.80		1.08		1.00
Less distributions from:
Net investment income	-		(0.10)		(0.02)		(0.15)		(0.08)
Net realized gains	(0.07)		(0.55)		-		-		-
Total distributions	(0.07)		(0.65)		(0.02)		(0.15)		(0.08)

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)	0.01

Net asset value, end of period	$ 12.33		$ 12.18		$ 12.64		$ 11.86		$ 10.93

Total return (5)	1.78%		1.40%		6.73%		9.87%		10.10%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 91,926		$ 75,842		$ 35,516		$ 29,880		$ 15,707
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.14%	(7)	1.22%		1.32%	(7)	1.37%		2.10%	(7)
After fees waived and expenses absorbed (6)	1.14%	(7)	1.15%		1.15%	(7)	1.15%		1.15%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (6)	0.02%	(7)	0.61%		0.22%	(7)	1.12%		1.30%	(7)
After fees waived and expenses absorbed (6)	0.02%	(7)	0.68%		0.39%	(7)	1.34%		2.25%	(7)
Portfolio turnover rate	64%	(8)	235%		16%	(8)	96%		0%	(8)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the Six Month
	Period Ended		For the		For the Five Month		For the		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 12.05		$ 12.58		$ 11.82		$ 10.92		$ 10.00
Activity from investment operations:
Net investment income	(0.04)		0.04		(0.02)		0.08		0.05
Net realized and unrealized gain (loss)	(0.07)		0.06	(3)	0.78		0.91		0.91
Total from investment operations	(0.11)		0.10		0.76		0.99		0.96
Less distributions from:
Net investment income	-		(0.08)		-		(0.09)		(0.05)
Net realized gains	(0.07)		(0.55)		-		-		-
Total distributions	(0.07)		(0.63)		-		(0.09)		(0.05)

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)	0.01

Net asset value, end of period	$ 12.15		$ 12.05		$ 12.58		$ 11.82		$ 10.92

Total return (5)	1.55%		0.65%		6.43%		9.03%		9.78%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 27,094		$ 21,383		$ 10,691		$ 7,124		$ 1,130
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.89%	(7)	1.97%		2.07%	(7)	2.13%		2.85%	(7)
After fees waived and expenses absorbed (6)	1.89%	(7)	1.90%		1.90%	(7)	1.90%		1.90%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (6)	(0.73)%	(7)	(0.13)%		(0.53)%	(7)	0.32%		0.63%	(7)
After fees waived and expenses absorbed (6)	(0.73)%	(7)	(0.06)%		(0.36)%	(7)	0.55%		1.58%	(7)
Portfolio turnover rate	64%	(8)	235%		16%	(8)	96%		0%	(8)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the Six Month
	Period Ended		For the		For the Five Month		For the
	May 31, 2012		Year Ended		Period Ended		Period Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)

Net asset value, beginning of period	$ 12.12		$ 12.61		$ 11.84		$ 12.23
Activity from investment operations:
Net investment income	(0.01)		0.08		0.01		0.11
Net realized and unrealized gain (loss)	0.22		0.07	(3)	0.77		(0.38)
Total from investment operations	0.21		0.15		0.78		(0.27)
Less distributions from:
Net investment income	-		(0.09)		(0.01)		(0.12)
Net realized gains	(0.07)		(0.55)		-		-
Total distributions	(0.07)		(0.64)		(0.01)		(0.12)

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 12.26		$ 12.12		$ 12.61		$ 11.84

Total return (5)	1.79%		1.10%		6.60%		(2.21)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 15,032		$ 13,513		$ 7,939		$ 4,967
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.39%	(7)	1.47%		1.57%	(7)	1.63%	(7)
After fees waived and expenses absorbed (6)	1.39%	(7)	1.40%		1.40%	(7)	1.40%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (6)	(0.21)%	(7)	0.41%		(0.03)%	(7)	0.67%	(7)
After fees waived and expenses absorbed (6)	(0.21)%	(7)	0.48%		0.14%	(7)	0.90%	(7)
Portfolio turnover rate	64%	(8)	235%		16%	(8)	96%	(8)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6) These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the Six Month
	Period Ended		For the		For the Five Month		For the		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 11.98		$ 12.80		$ 11.38		$ 10.56		$ 10.00
Activity from investment operations:
Net investment income	(0.02)		0.10		(0.03)		0.03		0.04
Net realized and unrealized gain (loss)	(0.17)		(0.04)		1.45		0.83		0.55
Total from investment operations	(0.19)		0.06		1.42		0.86		0.59
Less distributions from:
Net investment income	-		(0.10)		-		(0.04)		(0.04)
Net realized gains	-		(0.78)		-		-		-
Total distributions	-		(0.88)		-		(0.04)		(0.04)

Paid in capital from redemption fees	-	(3)	-	(3)	-	(3)	-	(3)	0.01

Net asset value, end of period	$ 11.79		$ 11.98		$ 12.80		$ 11.38		$ 10.56

Total return (4)	(1.34)%		0.08%		12.48%		8.12%		5.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 50,850		$ 54,198		$ 15,832		$ 14,170		$ 8,446
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (5)	1.48%	(6)	1.68%		1.93%	(6)	1.97%		3.54%	(6)
After fees waived and expenses absorbed (5)	1.45%	(6)	1.45%		1.45%	(6)	1.45%		1.45%	(6)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (5)	(0.44)%	(6)	0.03%		(1.12)%	(6)	(0.32)%		(0.83)%	(6)
After fees waived and expenses absorbed (5)	(0.41)%	(6)	0.26%		(0.64)%	(6)	0.20%		1.26%	(6)
Portfolio turnover rate	131%	(7)	341%		31%	(7)	115%		2%	(7)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3) Redemption fees resulted in less than $0.01 per share.

(4) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(5)	These ratios exclude the impact of the expenses of the underlying securities.
(6) Annualized.
(7) Not Annualized.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the Six Month
	Period Ended		For the		For the Five Month		For the		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 11.80		$ 12.65		$ 11.28		$ 10.51		$ 10.00
Activity from investment operations:
Net investment income	(0.07)		(0.02)		(0.07)		(0.02)		0.03
Net realized and unrealized gain (loss)	(0.16)		(0.02)		1.44		0.80		0.51
Total from investment operations	(0.23)		(0.04)		1.37		0.78		0.54
Less distributions from:
Net investment income	-		(0.03)		-		(0.01)		(0.03)
Net realized gains	-		(0.78)		-		-		-
Total distributions	-		(0.81)		-		(0.01)		(0.03)

Paid in capital from redemption fees	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)

Net asset value, end of period	$ 11.57		$ 11.80		$ 12.65		$ 11.28		$ 10.51

Total return (4)	(1.78)%		(0.71)%		12.15%		7.38%		5.37%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,089		$ 7,432		$ 4,085		$ 3,363		$ 487
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (5)	2.23%	(6)	2.43%		2.68%	(6)	2.72%		4.29%	(6)
After fees waived and expenses absorbed (5)	2.20%	(6)	2.20%		2.20%	(6)	2.20%		2.20%	(6)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (5)	(1.20)%	(6)	(0.57)%		(1.87)%	(6)	(0.96)%		(0.97)%	(6)
After fees waived and expenses absorbed (5)	(1.17)%	(6)	(0.34)%		(1.39)%	(6)	(0.44)%		1.12%	(6)
Portfolio turnover rate	131%	(7)	341%		31%	(7)	115%		2%	(7)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3) Redemption fees resulted in less than $0.01 per share.

(4) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(5)	These ratios exclude the impact of the expenses of the underlying securities.
(6) Annualized.
(7) Not Annualized.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the Six Month
	Period Ended		For the		For the Five Month		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 11.90		$ 12.76		$ 11.36		$ 12.49
Activity from investment operations:
Net investment income	(0.04)		0.08		(0.04)		0.07
Net realized and unrealized gain (loss)	(0.15)		(0.05)		1.44		(1.15)
Total from investment operations	(0.19)		0.03		1.40		(1.08)
Less distributions from:
Net investment income	-		(0.11)		-		(0.05)
Net realized gains	-		(0.78)		-		-
Total distributions	-		(0.89)		-		(0.05)

Paid in capital from redemption fees	-	(3)	-	(3)	-	(3)	-	(3)

Net asset value, end of period	$ 11.71		$ 11.90		$ 12.76		$ 11.36

Total return (4)	(1.43)%		(0.23)%		12.32%		(8.65)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,035		$ 3,533		$ 932		$ 382
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (5)	1.72%	(6)	1.93%		2.18%	(6)	2.19%	(6)
After fees waived and expenses absorbed (5)	1.69%	(6)	1.70%		1.70%	(6)	1.70%	(6)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (5)	(0.71)%	(6)	(0.23)%		(1.37)%	(6)	0.13%	(6)
After fees waived and expenses absorbed (5)	(0.68)%	(6)	0.00%		(0.89)%	(6)	0.62%	(6)
Portfolio turnover rate	131%	(7)	341%		31%	(7)	115%	(7)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3) Redemption fees resulted in less than $0.01 per share.
(4)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(5) These ratios exclude the impact of the expenses of the underlying securities.
(6) Annualized.
(7) Not Annualized.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the Six Month
	Period Ended		For the		For the Five Month		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 10.28		$ 10.37		$ 9.46		$ 10.00
Activity from investment operations:
Net investment income (loss)	(0.04)		(0.01)		(0.02)		-	(4)
Net realized and unrealized gain (loss)	(0.06)		0.03	(3)	0.93		(0.54)
Total from investment operations	(0.10)		0.02		0.91		(0.54)
Less distributions from:
Net investment income	-		-		-		-
Return of capital	-		(0.11)		-		-
Total distributions	-		(0.11)		-		-

Paid in capital from redemption fees	-	(5)	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$ 10.18		$ 10.28		$ 10.37		$ 9.46

Total return (6)	(0.78)%		0.17%		9.62%		(5.40)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 202,824		$ 187,460		$ 4,776		$ 1,266
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (7)	1.43%	(8)	1.45%		4.21%	(8)	13.37%	(8)
After fees waived and expenses absorbed (7)	1.43%	(8)	1.45%		1.45%	(8)	1.45%	(8)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (7)	(0.80)%	(8)	(0.10)%		(3.51)%	(8)	(11.88)%	(8)
After fees waived and expenses absorbed (7)	(0.80)%	(8)	(0.10)%		(0.75)%	(8)	0.04%	(8)
Portfolio turnover rate	207%	(9)	278%		24%	(9)	81%	(9)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4)	Net investment income resulted in less than $0.01 per share
(5) Redemption fees resulted in less than $0.01 per share.
(6)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(7) These ratios exclude the impact of the expenses of the underlying securities.
(8) Annualized.
(9) Not Annualized.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the Six Month
	Period Ended		For the		For the Five Month		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 10.17		$ 10.29		$ 9.41		$ 10.00
Activity from investment operations:
Net investment loss	(0.08)		(0.04)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.06)		(0.02)		0.93		(0.58)
Total from investment operations	(0.14)		(0.06)		0.88		(0.59)
Less distributions from:
Net investment income	-		-		-		-
Return of capital	-		(0.06)		-		-
Total distributions	-		(0.06)		-		-

Paid in capital from redemption fees	-	(3)	-	(3)	-	(3)	-	(3)

Net asset value, end of period	$ 10.03		$ 10.17		$ 10.29		$ 9.41

Total return (4)	(1.18)%		(0.61)%		9.35%		(5.90)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 31,385		$ 23,893		$ 1,183		$ 733
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (5)	2.18%	(6)	2.20%		4.96%	(6)	14.12%	(6)
After fees waived and expenses absorbed (5)	2.18%	(6)	2.20%		2.20%	(6)	2.20%	(6)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (5)	(1.55)%	(6)	(1.05)%		(4.26)%	(6)	(12.60)%	(6)
After fees waived and expenses absorbed (5)	(1.55)%	(6)	(1.05)%		(1.50)%	(6)	(0.68)%	(6)
Portfolio turnover rate	207%	(7)	278%		24%	(7)	81%	(7)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3) Redemption fees resulted in less than $0.01 per share.
(4)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(5) These ratios exclude the impact of the expenses of the underlying securities.
(6) Annualized.
(7) Not Annualized.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the Six Month
	Period Ended		For the		For the Five Month		For the
	May 31, 2012		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 10.24		$ 10.34		$ 9.44		$ 10.00
Activity from investment operations:
Net investment loss	0.05		(0.02)		(0.03)		-	(4)
Net realized and unrealized gain (loss)	(0.17)		0.02	(3)	0.93		(0.56)
Total from investment operations			-		0.90		(0.56)
Less distributions from:
Net investment income	-		-		-		-
Return of capital	-		(0.10)		-		-
Total distributions	-		(0.10)		-		-

Paid in capital from redemption fees	-	(5)	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$ 10.12		$ 10.24		$ 10.34		$ 9.44

Total return (6)	(0.98)%		(0.07)%		9.53%		(5.60)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,005		$ 3,132		$ 118		$ 30
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (7)	1.68%	(8)	1.70%		4.46%	(8)	13.62%	(8)
After fees waived and expenses absorbed (7)	1.68%	(8)	1.70%		1.70%	(8)	1.70%	(8)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (7)	1.06%	(8)	(0.55)%		(3.76)%	(8)	(12.15)%	(8)
After fees waived and expenses absorbed (7)	1.06%	(8)	(0.55)%		(1.00)%	(8)	(0.23)%	(8)
Portfolio turnover rate	207%	(9)	278%		24%	(9)	81%	(9)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)

Realized and unrealized gaini per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4)	Net investment loss resulted in less than $0.01 per share.
(5) Redemption fees resulted in less than $0.01 per share.
(6)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(7) These ratios exclude the impact of the expenses of the underlying securities.
(8) Annualized.
(9) Not Annualized.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

May 31, 2012

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the "Trust"), formerly known as the Catalyst Funds, was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of twenty-six series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of May 31, 2012:

Multi-Asset Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 76,376,568	$ -	$ -	$ 76,376,568
Short-Term Investments	-	51,512,512	-	51,512,512
Futures Contracts	1,838,766	-	-	1,838,766
Receivables - Due from Broker	-	-	2,419,208	2,419,208
Total	$ 78,215,334	$ 51,512,512	$ 2,419,208	$ 132,147,054

Multi-Asset Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 36,538,291	$ -	$ -	$ 36,538,291
Short-Term Investments	-	20,713,983	-	20,713,983
Futures Contracts	1,038,686	-	-	1,038,686
Receivables - Due from Broker	-	-	2,333,557	2,333,557
Total	$ 37,576,977	$ 20,713,983	$ 2,333,557	$ 60,624,517

Alternative Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 89,471,786	$ -	$ -	$ 89,471,786
Bond & Notes*	-	2,000,239	-	2,000,239
Short-Term Investments	-	100,296,304	-	100,296,304
Futures Contracts	3,191,353	-	-	3,191,353
Receivables - Due from Broker	-	-	8,444,131	8,444,131
Total	$ 92,663,139	$ 102,296,543	$ 8,444,131	$ 203,403,813

*Please refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund Other Financial Assets	Growth Fund Other Financial Assets	Alternative Fund Other Financial Assets

Beginning balance November 30, 2011	$ 3,475,127	$ 3,363,985	$ 11,885,579
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Receivables collected	1,055,919	1,030,428	3,441,448
Net transfers in/(out) of Level 3	-	-	-
Ending balance May 31, 2011	$ 2,419,208	$ 2,333,557	$ 8,444,131

Level 3 assets represent 1.80%, 3.71% and 3.54% of the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  In each case the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA).  The pricing committee valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation.  This decision was based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  For the six month period ended May 31, 2012 a portion of the receivable was collected by the Funds.  As of May 31, 2012, the remaining receivables were not currently collectible by the

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

Funds due to the liquidation proceedings.  The amounts ultimately collected by the Funds may be less than the amounts reflected in the consolidated statement of assets and liabilities, and these differences may be material.

b) Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the six months ended May 31, 2012 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Consolidated Statements
Fund *	as Hedging Instruments	of Assets and Liabilities	Value**
Balanced Fund	Futures Contracts	Futures variation margin receivable	$ 916,190
Growth Fund	Futures Contracts	Futures variation margin payable	(612,059)
Alternative Fund	Futures Contracts	Futures variation margin payable	(2,292,239)

*Consolidated

**Includes only current variation margin.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund *	as Hedging Instruments	Derivatives Recognized in Income	Value
Balanced Fund	Futures Contracts	Net realized loss on futures contracts	$(261,988)
Balanced Fund	Futures Contracts	Net unrealized appreciation on futures contracts	2,501,483
Growth Fund	Futures Contracts	Net realized loss on futures contracts	(1,904,306)
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts	1,440,875
Alternative Fund	Futures Contracts	Net realized loss on futures contracts	(6,728,386)
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts	3,979,145

*Consolidated

c) Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.  For the period from May 9, 2011 through November 30, 2011, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had deficits of $955,192, $1,416,517 and $3,443,328, respectively.

d) Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. Management of the Fund believes the Alternative Fund meets these requirements and the Fund has re-elected RIC status for the year ending November 30, 2011. Therefore, no provision has been made for federal income or excise taxes related to the year ended November 30, 2011.

As of and during the six months ended May 31, 2012, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations.  As of May 31, 2012, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010 and for the five month period ended November 30, 2010 and the year ended November 30, 2011) and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

g) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption fees and sales charges (loads) - Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

(2)

INVESTMENT TRANSACTIONS

For the six months ended May 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 60,079,352	$ 40,616,926
Growth Fund	40,497,360	42,810,515
Alternative Fund	180,543,623	158,800,754

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the six months ended May 31, 2012, management fees incurred by the Funds as well as amounts due to or from the Manager at May 31, 2012 were as follows:

Fund	Management Fees	Due to Manager at May 31, 2012
Balanced Fund	$ 313,104	$ 56,656
Growth Fund	273,556	43,294
Alternative Fund	939,504	161,703

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through October 31, 2012.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended May 31, 2012, the Manager waived management fees and recouped expenses as follows:

	Management	Expenses
Fund	Fees Waived	Recouped
Balanced Fund	$ -	$15,802
Growth Fund	26,297	-
Alternative Fund	-	94,706

As of May 31, 2012, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2015	November 30, 2014	November 30, 2013	June 30, 2013
Balanced Fund	-	$ 57,179	$ 34,824	$ 51,528
Growth Fund	$26,297	103,575	39,807	78,987
Alternative Fund	-	-	-	-

The Trust has entered into a Management Services Agreement (the "Management Services Agreement") with MFund Services, LLC ("MFund"). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, each Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six months ended May 31, 2012, such fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2012 were as follows:

Fund	Management Services Fees	Due at May 31, 2012
Balanced Fund	$ 60,568	$ 10,688
Growth Fund	35,922	5,648
Alternative Fund	96,609	16,339

Pursuant to the Management Services Agreement, MFund will provide chief compliance officer services to the Funds.  For these services MFund will receive a $20,000 per year base fee for all three Funds.  For the six months ended May 31, 2012, compliance fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2012 were as follows:

Fund	Compliance Fees	Due at May 31, 2012
Balanced Fund	$ 3,336	$ 556
Growth Fund	3,336	556
Alternative Fund	3,336	556

Effective April 30, 2012 the Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“GFS).  Pursuant to the Services Agreement, Gemini provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Gemini’s services to the Funds, the Funds pay Gemini an annualized asset-based fee of 0.13% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Prior to April 30, 2012 the Funds had entered into a Services Agreement with Matrix 360 Administration, LLC ("Matrix"), formerly known as Matrix Capital Group, Inc.  Effective May 1, 2011, for Matrix’s services to the Funds, the Funds paid Matrix a base fee of $25,800 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six months ended May 31, 2012, service fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2012 were as follows:

Fund	Service Fees	Due at May 31, 2012
Balanced Fund	$ 89,520	$ 9,768
Growth Fund	62,344	5,164
Alternative Fund	126,274	16,052

Certain officers of the Funds are officers and/or employees of GFS.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six months ended May 31, 2012, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 107,827	$ 122,383	$ 36,259
Growth Fund	70,454	40,748	9,690
Alternative Fund	252,301	146,611	9,282

(4)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments and futures positions at November 30, 2011 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Balanced Fund	$ 107,914,892	$ 871,836	$ (1,474,913)	$ (603,077)
Growth Fund	62,858,120	674,852	(1,595,576)	(920,724)
Alternative Fund	204,441,652	994,979	(4,384,769)	(3,389,790)
CEMPMAB Fund Ltd.	7,362,723	10,917	(102,732)	(91,815)
CEMPMAG Fund Ltd.	9,656,465	16,800	(141,725)	(124,925)
CEMPAS Fund Ltd.	41,329,916	56,908	(495,566)	(438,658)

The differences between book basis and tax-basis net unrealized appreciation at November 30, 2011 for each Fund are attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of November 30, 2011, the Funds’ most recent fiscal year, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Balanced Fund	$ (603,077)	$ 1,371,231	$ 1,538,625	$ -	$ (3,271)	$ 2,303,508
Growth Fund	(920,724)	-	-	-	(4,267)	(924,991)
Alternative Fund	(3,389,790)	-	-	(4,445,052)	(13,417)	(7,848,259)
CEMPMAB Fund Ltd.	(91,815)	14,561	-	(877,938)	-	(955,192)
CEMPMAG Fund Ltd.	(124,925)	20,658	-	(1,312,250)	-	(1,416,517)
CEMPAS Fund Ltd.	(438,658)	60,289	-	(3,064,959)	-	(3,443,328)

The undistributed ordinary income, capital gains, and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the November 30, 2011 statements of assets and liabilities due to differing b

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

ook/tax treatment of flow through income, short-term capital gains, mark-to-market adjustments on section 1256 contracts and certain temporary book/tax differences due to the tax deferral of post-October losses, CFC loss deferrals and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses and utilized prior post-October losses as indicated in the chart below.

As of November 30, 2011, the capital loss carryforwards and post-October losses for the Funds were as follows:

	Capital Loss Carryforwards Expiring		Post-October Losses
Fund	2016	2018	2019	Total	Deferred	Utilized
Balanced Fund	$ -	$ -	$ -	$ -	$ (3,271)	$ -
Growth Fund	-	-	-	-	(4,267)	-
Alternative Fund	-	(7,027)	(4,438,025)	(4,445,052)	(13,417)	-
CEMPMAB Fund Ltd.	(877,938)	-	-	(877,938)	-	-
CEMPMAG Fund Ltd.	(1,312,250)	-	-	(1,312,250)	-	-
CEMPAS Fund Ltd.	(3,064,959)	-	-	(3,064,959)	-	-

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the year ended November 30, 2011 were as follows:

Fund	Return of Capital	Ordinary Income	Long-Term Capital Gain
Balanced Fund	$ -	$ 2,414,913	$ 357,950
Growth Fund	25,583	867,126	569,472
Alternative Fund	390,999	-	-

The tax character of dividends paid during the five month period ended November 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund	$ 54,199

The tax character of dividends paid during the year ended June 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund	$ 352,948
Growth Fund	45,482

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in their capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of November 30, 2011, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Balanced Fund	$ 4,699	$ (4,699)	$ -
Growth Fund	90,969	111,092	(202,061)
Alternative Fund	249,227	51,720	(300,947)
CEMPMAB Fund Ltd.	-	-	-
CEMPMAG Fund Ltd.	-	-	-
CEMPAS Fund Ltd.	-	-	-

(5)

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2012, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Gerlach & Co. LLC FBO A/C

Multi-Asset Balanced Class A

27.56%

LPL Financial

Multi-Asset Balanced Class C

40.06%

Constellation Trust Co.

Multi-Asset Balanced Class T

41.80%

Gerlach & Co. LLC FBO A/C

Multi-Asset Growth Class A

38.82%

LPL Financial

Multi-Asset Growth Class C

47.32%

Constellation Trust Co.

Multi-Asset Growth Class T

48.22%

First Clearing LLC A/C

Alternative Strategies Class A

29.37%

First Clearing LLC A/C

Alternative Strategies Class C

33.75%

LPL Financial

Alternative Strategies Class C

28.31%

NFS LLC

Alternative Strategies Class T

32.67%

(7)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(8)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”).  The Funds may redeem their investments from Fidelity at any time if the Manager determines that it is in the best interest of the Funds and their shareholders.  The performance of the Funds may be directly affected by the performance of Fidelity.  As of November 30, 2011, the percentages of the Funds’ net assets invested in Fidelity were 23.4%, 21.8% and 33.7% by the Balanced Fund, Growth Fund and Alternative Fund, respectively.

(9)

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION

May 31, 2012

Board Deliberations Regarding Approval of  a New Management Agreement for the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund

At a meeting of the Board of Trustees on September 20, 2011, the Board, including the Independent Trustees, deliberated whether to approve a new Management Agreement with Compass (the “New Management Agreement”).  In determining to approve the New Management Agreement, the Trustees considered written materials provided by Compass (the “Report”) that had been provided to the Board prior to the meeting.  The Report included Compass’s responses to a series of questions regarding, among other things, the past investment performance of the Funds for periods ended July 31, 2011, Compass’ services to the Funds, comparative fee and expense information, and Compass’s profitability from managing the Funds. The Trustees also reviewed a memorandum to the Board from Compass explaining the need to increase its management fees. The Trustees noted that Compass is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds.  The Trustees did note, however, that Compass receives the benefit of 12b-1 fees.  The Trustees also spoke via telephone with a representative of Compass to discuss the Funds' performance and investment strategies. The following summarizes the Trustees’ review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services.  As to the nature, extent and quality of the services provided by Compass to the Funds, the Trustees reviewed Compass’ Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Compass. The Board considered Compass’ duties under the terms of the Initial Management Agreement, and noted that the terms of the New Management Agreement would be materially identical to the Initial Management Agreement, except for the management fees and dates.  The Trustees noted that Compass had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.

The Trustees considered the investment experience of the portfolio manager for the Funds, as well as the quality of the administrative services provided by Compass.  The Trustees noted that Compass has been the advisor to the Funds since their inception, and that the Funds’ portfolio manager would continue to be the portfolio manager under the New Management Agreement.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services that Compass is expected to provide under the New Management Agreement and that Compass has provided under the Initial Management Agreement.

Performance.  As to the Funds’ performance, the Board referred to the report from Compass, which contained Morningstar performance returns as of July 31, 2011 for Class A shares of each Fund, as well as comparative data with each Fund’s respective peer group.

With respect to the Compass Balanced Fund, the Board noted that the Fund had outperformed the Barclays Fund-of-Funds Index for the 3-month, 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods but that the Fund’s volatility was substantially less than that of the S&P 500 for the same periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Conservative Asset Allocation category.

With respect to the Compass Growth Fund, the Board noted that while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Aggressive Asset Allocation category.

With respect to the Compass Alternative Fund, the Board noted that while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for the year-to-date, 1-year and since inception periods was greater than that of the median for its peer group, funds in the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund had been in operation less than 2 years, which was a relatively short period by which to judge the advisor’s performance.  As a result of its reviews of the Funds’ performance, the Board concluded that the performance of the Funds was acceptable.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fees paid by each Fund and compared them to management fees paid by a peer group of Funds selected by Compass.  The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group and the applicable Morningstar categories.

With respect to the Compass Balanced Fund, the Board noted that the Fund’s proposed management fee of 0.75% was below the average for its peer funds in the Morningstar Conservative Asset Allocation category and in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s proposed Expense Limit of 1.00% was below the average for its peer funds in both categories and below the overall averages for each of those categories.

With respect to the Compass Growth Fund, the Board noted that the Fund’s proposed management fee of 1.05% was slightly above the average for its peer funds in the Morningstar Aggressive Asset Allocation category and below the average for its peer funds in the Morningstar Alternative /Multi-Alternative category.  The Board also noted that the Fund’s proposed Expense Limit of 1.30% was above the average for its peer funds in the

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2012

Morningstar Aggressive Asset Allocation category, but in line with the overall average for the funds in that category.  The Board further noted that the Fund’s proposed Expense Limit was significantly below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category and for the funds in that category overall.

With respect to the Compass Alternative Fund, the Board noted that the Fund’s proposed management fee of 1.05% was below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s proposed Expense Limit of 1.30% was significantly below the average for its peer funds in that category and for the funds in that category overall.

The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from Compass and the level of fees paid by funds in each peer group.

Profitability - As to the costs of the services to be provided and the profits to be realized by Compass, the Trustees reviewed Compass’ analysis of its profitability and its financial condition, and noted that Compass is participating in expense cap arrangements.  The Board noted that Compass’ profitability for the year-to-date period as of July 31, 2011, as reported by Compass, was negative.  Based on their review, the Trustees concluded that they were satisfied that Compass’ level of profitability from its relationship with the Funds was not excessive.

Economies of Scale - As to economies of scale, the Trustees noted that the New Management Agreement would not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Compass to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where Compass could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion - Having requested and received such information from Compass as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

Board Deliberations Regarding Renewal of the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund Management Agreement

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a “Fund” and collectively, the “Funds”), and Compass Efficient Model Portfolios, LLC (the “Compass”) at a meeting of the Board of Trustees held on November 29, 2011.  As described above, the Board had previously approved a New Management Agreement between the Trust, on behalf of the Funds, and Compass at its meeting on September 20, 2011, subject to shareholder approval. However, because the existing Management Agreement would expire prior to receiving shareholder approval of the New Management Agreement, Compass requested that the Board renew the existing Management Agreement for an additional year.

In connection with their deliberations, the Board reviewed materials prepared by Compass with respect to the Funds, including the Report provided to the Board in connection with its September 20, 2011 meeting.  The Trustees noted that Compass is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds.  The Trustees did note, however, that Compass receives the benefit of 12b-1 fees.

Nature, Extent and Quality of Services - As to the nature, extent and quality of the services provided by Compass to the Funds, the Trustees noted that they had recently reviewed Compass’ Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Compass.  The Trustees noted that Compass had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  The Board then noted that it had reviewed financial information for Compass.  The Trustees considered the investment experience of the portfolio manager for the Funds, as well as the quality of the administrative services provided by Compass.  The Trustees concluded that the advisor has provided a level of service consistent with the Board’s expectations.

Performance - As to the Funds’ performance, the Board referred to the Report from Compass, which contained Morningstar performance returns as of July 31, 2011 for Class A shares of each Fund, as well as comparative data with each Fund’s respective peer group.  The Board also considered performance information for the period ended September 30, 2011, which was provided to the Board prior to the meeting.

With respect to the Compass Balanced Fund, the Board noted that, for the period ended July 31, 2011, the Fund had outperformed the Barclays Fund-of-Funds Index for the 3-month, 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods but that the Fund’s volatility was substantially less than that of the S&P 500 for the same periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Conservative Asset Allocation category.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2012

With respect to the Compass Growth Fund, the Board noted that, for the period ended July 31, 2011, while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Aggressive Asset Allocation category.

With respect to the Compass Alternative Fund, the Board noted that, for the period ended July 31, 2011, while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for the year-to-date, 1-year and since inception periods was greater than that of the median for its peer group, funds in the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund had been in operation less than 2 years, which was a relatively short period by which to judge the advisor’s performance.

The Board further noted that for the period ended September 30, 2011, Class A shares of the Compass Balanced Fund and Compass Alternative Fund had outperformed the S&P 500 for the three-month, year-to-date, one-year and since inception periods.  The Board also noted that for the period ended September 30, 2011, Class A shares of the Compass Growth Fund had outperformed the S&P 500 for the three-month and year-to-date periods, but underperformed for the one-year, two-year and since inception periods.  As a result of its reviews of the Funds’ performance, the Board concluded that the performance of the Funds was acceptable.

Fees and Expenses - As to comparative fees and expenses, the Trustees considered the management fees paid by each Fund and compared them to management fees paid by a peer group of Funds selected by Compass.  The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group and the applicable Morningstar categories.

With respect to the Compass Balanced Fund, the Board noted that the Fund pays Compass a management fee of 0.50%, which was below the average for the Fund’s peer funds in the Morningstar Conservative Asset Allocation category and in the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund’s expense ratio was below the average for its peer funds in both categories and below the overall averages for each of those categories.

With respect to the Compass Growth Fund, the Board noted that the Fund pays Compass a management fee of 0.80%, which was slightly above the average for its peer funds in the Morningstar Aggressive Asset Allocation category and below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s expense ratio was below the averages for its peer funds in the Morningstar Aggressive Asset Allocation category and the overall average for the funds in that category.  The Board further noted that the Fund’s expense ratio was significantly below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category and for the funds in that category overall.

With respect to the Compass Alternative Fund, the Board noted that the Fund pays Compass a management fee of 0.80%, which was below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s expense ratio was significantly below the average for its peer funds in that category and for the funds in that category overall.

The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from Compass and the level of fees paid by funds in each peer group.

Profitability - As to the costs of the services to be provided and the profits to be realized by Compass, the Trustees reviewed Compass’ analysis of its profitability and its financial condition, and noted that Compass is participating in expense cap arrangements.  The Board noted that Compass’ profitability for the year-to-date period as of July 31, 2011, as reported by Compass, was negative.  Based on their review, the Trustees concluded that they were satisfied that Compass’ level of profitability from its relationship with the Funds was not excessive.

Economies of Scale - As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Compass to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where Compass could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion - Having requested and received such information from Compass as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the renewal of the Management Agreement is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Management Agreement and voted to recommend it to shareholders for approval.

COMPASS EMP FUNDS

EXPENSE EXAMPLES

May 31, 2012

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(a)	Ending Account Value 5/31/12	Expenses Paid During Period

Compass Alternative Strategies Fund – Class A	1.43%	$1,000.00	$ 992.20	$ 7.16	$1,017.95	$ 7.25
Compass Alternative Strategies Fund – Class C	2.18%	$1,000.00	$ 988.20	$ 10.89	$1,014.18	$ 11.04
Compass Alternative Strategies Fund – Class T	1.68%	$1,000.00	$ 990.20	$ 8.03	$1,016.69	$ 8.52
Compass Multi-Asset Balanced Fund – Class A	1.14%	$1,000.00	$1,017.80	$ 5.78	$1,019.41	$ 5.79
Compass Multi-Asset Balanced Fund – Class C	1.89%	$1,000.00	$1,015.50	$ 9.58	$1,015.63	$ 9.58
Compass Multi-Asset Balanced Fund – Class T	1.39%	$1,000.00	$1,017.90	$ 7.05	$1,018.15	$ 7.05
Compass Multi-Asset Growth Fund – Class A	1.45%	$1,000.00	$ 986.60	$ 7.24	$1,017.85	$ 7.35
Compass Multi-Asset Growth Fund – Class C	2.20%	$1,000.00	$ 982.20	$ 10.96	$1,014.08	$ 11.14
Compass Multi-Asset Growth Fund – Class T	1.70%	$1,000.00	$ 985.70	$ 8.49	$1,016.59	$ 8.62

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366.

PRIVACY NOTICE

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended November 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-376-7890 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-376-7890.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By (Signature and Title)

/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date

8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date

8/9/2012

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date

8/9/2012